Contingent Liabilities, Other Information, Commitments and Guarantees - Information on Main Guarantees for Loans (Detail) € in Millions	Dec. 31, 2018 EUR (€)
SACE [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	€ 368
BBVA - Banco Bilbao Vizcaya Argentaria [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	210
Cassa Depositi e Prestiti [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	158
Intesa Sanpaolo [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	115
Ing [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	105
UniCredit Bank [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	105
Commerzbank [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	57
Banco Santander [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	52
Sumitomo Mitsui Banking [member]
Disclosure of Guarantees [Line Items]
Amount of guarantees	€ 52